CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net income	$ 5,933,688	$ 5,302,691
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	425,696	442,793
Amortization expense	12,705	13,248
Bad debt expense	160,944	691,156
Deferred tax benefits	(24,142)	(103,673)
Changes in operating assets and liabilities:
Accounts receivable	2,419,491	(10,200,868)
Other receivables	411,554	(381,751)
Notes receivable	(121,937)	(76,531)
Inventories	(3,505,158)	(775,275)
Advance to suppliers	(6,153,011)	(805,016)
Accounts payable	(417,453)	796,189
Accrued expenses and other current liabilities	791,312	412,894
Accrued payroll and welfare	(49,512)	50,897
Advance from customers	282,817	1,400,622
Income tax payable	979,288	2,031,515
Net cash provided (used in) operating activities	1,146,282	(1,201,109)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(155,152)	(123,945)
Purchases of intangible assets	(6,704)	0
Net cash used in investing activities	(161,856)	(123,945)
Cash Flows from Financing activities:
Net proceeds from issuance of shares	5,582,099	0
Capital contributions from non-controlling interest	0	15,306
Net proceeds released from (placed into) restricted cash	2,651,704	(206,633)
Net proceeds (repayments) from short-term bank borrowings	(499,904)	2,148,310
Repayments on notes payable	(3,816,458)	(2,602,037)
Proceeds from related parties	6,051,523	1,485,555
Net cash provided by financing activities	9,968,964	840,501
Effect of exchange rate changes on cash	201,436	(18,589)
Net increase in cash and cash equivalents	11,154,826	(503,142)
Cash and cash equivalents at the beginning of year	123,649	626,791
Cash and cash equivalents at the end of year	11,278,475	123,649
Supplemental disclosures of cash flows information:
Cash paid for income taxes	54,215	108,825
Cash paid for interest expenses	$ 1,233,066	$ 939,914